Manor
                                                                    Investment
                                                                   Funds, Inc.




                                                            1st Quarter Report
                                                                          1999



                                                                  Fund Office:
                                                            15 Chester Commons
                                                             Malvern, PA 19355
                                                610-722-0900      800-787-3334

                                                                   Managed By:
                                                 Morris Capital Advisors, Inc.
                            Manor Investment Funds, Inc.
                               15 Chester Commons
                               Malvern, PA  19355
                                                              March 31, 1999

     Dear Fellow Shareholders:

          I am pleased to report that the Manor Fund returned 7.24% for the quarter ending March 31, 1999, outperforming the market and other mutual funds in our peer group. We outperformed the S&P 500 by 2.40%, and the Lipper Growth and Income Fund average by 5.47% (our peer group). We also outperformed many of our "mega fund" competitors. Our return ranks us above all but 2 of the 32 managed stock funds at Vanguard, beating Windsor II by 5.23%, and U.S. Growth by 3.44%

          Our performance was due, in part, to excellent returns from some of our long-term holdings, and the fact that our laggards did not under perform the market by much. Top performers this quarter included Delta Airlines and Citigroup, two of our longest holdings, Gillette and McDonalds, two "old time" growth stocks, and Cisco Systems, a recent addition to the Fund.

          We made some portfolio changes during the quarter, also. We sold Goodyear Tire and Sears Roebuck, booking some profits in these long-term holdings. Despite their low valuations, these stocks do not seem to have a catalyst to get their price higher. We purchased ElderTrust and AmericaOnline. ElderTrust holds properties in the health care and retirement industries, distributing the majority of its income to shareholders in the form of dividends. The yield alone provides an attractive return, and the market should begin to recognize the value of its strong cash flow. AmericaOnline is one of the premier internet providers and has begun to generate bottom line earnings. Its recent combination with Netscape unites two of the most recognized names on the Internet.

          I continue to believe that the Fund is well positioned for the future. Cash inflows to the market, low inflation and low interest rates provide a strong foundation, but I caution against undue optimism. The recent rally to Dow 10,000 has been generated by a narrow group of large companies. At some point the major indices could go through a period of adjustment while this imbalance is corrected.

                                        Sincerely,
                                        Daniel A. Morris



                             Manor Investment Funds, Inc
                              Portfolio of Investments
                                   March 31, 1999
  Common and Preferred Stock
  Consumer Staples 8.8 %
                    1870  Gillette                       111,148
                    3560  Pepsico                        139,507
                                                         -------
                                                         250,655
  Retail 9.0 %
                   1,660  Kmart Preferred Class T        100,430
                   3,480  McDonalds                      157,687
                                                         -------
                                                         258,117
  Medical 7.4 %
                   1,360  Merck                          108,970
                     990  Pfizer                         137,363
                                                         -------
                                                         246,333
  Automobile 5.2 %
                   1,690  General Motors                 147,030
                                                         -------
                                                         147,030
  Basic Materials 3.7 %
                   2,050  DuPont                         119,028
                                                         -------
                                                         119,028
  Construction 4.2%
                   4,210  Masco                          118,933
                                                         -------
                                                         118,933
  Multi-Industry 11.3 %
                   2,610  Allied Signal                  128,379
                   1,750  General Electric               193,594
                                                         -------
                                                         321,973
  Computer 21.6 %
                     670  America Online                  98,490
                   1,335  Cisco Systems                  146,266
                     980  Hewlett-Packard                 66,456
                   1,080  Intel                          128,385
                     990  Intl. Bus. Machines            175,478
                                                         -------
                                                         615,075
  Oils 7.5 %
                   1,770  Ashland Oil                     72,459
                   1,600  Chevron                        142,000
                                                         -------
                                                         214,459
  Finance 13.6 %
                   2,720  Allstate Insurance             100,810
                   1,150  Citigroup                       73,456
                   9,630  Elder Trust                     86,670
                   1,780  Mellon Bank                    125,268
                                                         -------
                                                         386,204
  Transportation 3.1 %
                   1,260  Delta Airlines                  87,570
                                                         -------
                                                          87,570
  Other 1.1 %
                     250  S&P 500 Depository Receipt      32,094
                                                         -------
                                                          32,094

                                                       ---------
  Total Common and Preferred Stock                     2,797,471


  Cash and Cash Equivalents 1.8 %
                 FNB West Chester Demand Deposit          -9,166
                 FNB West Chester Investor's Choice       59,612
                                                         -------
                                                          50,446
                                                       ---------
  Total Portfolio                                      2,847,917
                                                       =========



Top Five Holdings     March 31, 1999      Top Five Industries March 31, 1999

                                % of Net  Industry            % of Net
Company          Industry         Assets                        Assets

General Elec     Multi-Industry    6.8 %  Computer              21.6 %
Intl. Bus. Mach  Computer          6.2 %  Finance               13.6 %
McDonalds        Retail            5.5 %  Multi-Industry        11.3 %
General Motors   Automobile        5.2 %  Retail                 9.0 %
Cisco Sytstems   Computer          5.1 %  Consumer Staples       8.8 %



                                            Total     Total
                                           Return    Return  Total Return
                                         3 Months  6 Months  Since Inception


      Manor Investment Funds                7.24 %   25.16 %      16.64 %

      Lipper Growth & Income Fund Index     1.77 %   18.31 %      18.59 %

      S&P 500 Index                         4.98 %   27.33 %      27.59 %